UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07359
Hyperion Brookfield Income Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: July 31, 2008
Date of reporting period: April 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments
HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES - 1.9%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B	6.00%		11/25/32	$683	$25,481
Mid-State Trust
Series 2004-1, Class B	8.90		08/15/37	2,299	2,245,385
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B*,(f)	7.00		12/27/34	619	773
Series 2003-5, Class A*,(f)	7.35		06/27/33	31	78
Series 2003-3, Class A*	7.75		04/27/33	78	8

					859

Structured Asset Investment Loan Trust
Series 2004-11, Class B*,(c)	5.00/5.50		01/25/35	2,191	454,585
Series 2003-BC13, Class B*,(a),(c)	6.00/6.50		11/25/33	325	35,422
Series 2004-3, Class B*,(c)	6.00/6.50		04/25/34	898	62,554

					552,561

Wells Fargo Alternative Loan Trust
Series 2005-1, Class B5	5.50		02/25/35	308	23,125
Series 2005-1, Class B6	5.50		02/25/35	395	19,749

					42,874

Total Asset-Backed Securities (Cost — $7,428,551)					2,867,160

COMMERCIAL MORTGAGE BACKED SECURITIES - 103.1%
Other Commercial Mortgage Backed Securities - 103.1%
Banc America Commercial Mortgage, Inc.
Series 2004-6, Class F*	5.36		12/10/42	2,500	2,017,615
Series 2007-2, Class L*	5.37		04/10/49	1,514	509,615
Series 2007-2, Class M*	5.37		04/10/49	695	222,698
Series 2007-2, Class N*	5.37		04/10/49	2,340	573,672
Series 2007-2, Class O	5.37		04/10/49	889	209,280
Series 2007-2, Class P*	5.37		04/10/49	844	190,987
Series 2007-2, Class Q*	5.37		04/10/49	3,131	681,753
Series 2007-2, Class S*	5.37		04/10/49	11,887	1,897,062
Series 2006-2, Class J*,(f)	5.48		05/10/45	882	306,051
Series 2006-2, Class K*,(f)	5.48		05/10/45	1,386	452,865
Series 2006-2, Class L*	5.48		05/10/45	1,591	448,368
Series 2006-2, Class M*	5.48		05/10/45	1,040	280,738
Series 2006-2, Class N*	5.48		05/10/45	2,080	538,423
Series 2006-2, Class O*	5.48		05/10/45	2,035	489,329
Series 2006-2, Class P*	5.48		05/10/45	11,190	2,083,638
Series 2007-2, Class K*	5.70	†	04/10/49	3,610	1,359,082
Series 2002-PB2, Class K*	6.29		06/11/35	2,000	1,805,404

					14,066,580

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L*	4.66		09/11/42	5,000	1,691,865
Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	3,565,061
Series 2004-T16, Class A6*	4.75		02/13/46	5,300	5,153,519
Series 2005-T18, Class A4*	4.93		02/13/42	11,000	10,724,340
Series 2006-PWR13, Class J*	5.26		09/11/41	3,185	1,185,763
Series 2006-PWR13, Class K*	5.26		09/11/41	399	133,062
Series 2006-PWR13, Class L*	5.26		09/11/41	2,663	766,811
Series 2006-PWR13, Class M*	5.26		09/11/41	2,175	573,649
Series 2006-PWR13, Class N*	5.26		09/11/41	1,297	325,016
Series 2006-PWR13, Class O*	5.26		09/11/41	2,172	514,124
Series 2006-PWR13, Class P*	5.26		09/11/41	10,858	1,866,650
Series 2005-PWR10, Class K*	5.48		12/11/40	6,113	3,070,474
Series 2004-PWR5, Class F*	5.48	†	07/11/42	3,500	2,836,239
Series 2004-PWR6, Class F*	5.62	†	11/11/41	2,250	1,604,540

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 1999-C1, Class J*,(f)	5.64%		02/14/31	$1,553		$65,829

						34,076,942

CD 2006 CD2
Series 2006-CD2, Class K*	5.09		01/15/46	1,632		541,906
Series 2006-CD2, Class L*	5.09		01/15/46	1,166		369,894
Series 2006-CD6, Class M*	5.09		01/15/46	1,980		568,925

						1,480,725

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G*	5.40	†	07/15/44	5,000		3,805,915
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L*	5.06		12/10/46	2,207		817,398
Series 2006-C8, Class M*	5.06		12/10/46	2,207		757,793
Series 2006-C8, Class N*	5.06		12/10/46	551		170,419
Series 2007-C9, Class P*	5.24		12/10/49	2,549		629,710
Series 2007-C9, Class Q*	5.24		12/10/49	1,527		347,392
Series 2007-C9, Class S*	5.24		12/10/49	10,824		2,348,505
Series 2007-C9, Class L*	5.24		12/10/49	4,197		1,373,624
Series 2007-C9, Class M*	5.24		12/10/49	1,647		513,324
Series 2007-C9, Class N*	5.24		12/10/49	1,778		528,343
Series 2007-C9, Class O*	5.24		12/10/49	1,512		407,425

						7,893,933

Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J*	4.23		05/15/38	1,200		846,539
Series 2004-C3, Class J*	4.78		07/15/36	275		178,695
Series 2006-C1, Class L*	5.24		02/15/39	1,717		767,018
Series 2006-C1, Class M*	5.24		02/15/39	1,200		503,850
Series 2006-C1, Class N*	5.24		02/15/39	1,288		514,747
Series 2006-C1, Class O*	5.24		02/15/39	429		171,449
Series 2006-C1, Class P*	5.24		02/15/39	430		162,932
Series 2006-C1, Class Q*	5.24		02/15/39	858		306,406
Series 2006-C1, Class S*	5.24		02/15/39	3,861		684,636

						4,136,272

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	623		225,719
Series 2006-C4, Class M*	5.15		09/15/39	1,004		333,976
Series 2006-C4, Class N*	5.15		09/15/39	1,619		482,925
Series 2006-C4, Class O*	5.15		09/15/39	1,597		390,580
Series 2006-C4, Class P*	5.15		09/15/39	2,405		520,242
Series 2006-C4, Class Q*	5.15		09/15/39	3,193		626,297
Series 2006-C4, Class S*	5.15		09/15/39	15,963		2,713,710

						5,293,449

Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5	5.22		04/10/37	11,500	@	11,393,015
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class X1*	0.47	†	01/12/37	51,943		1,675,252
Series 2003-C1, Class K*	5.08		01/12/37	1,625		1,015,544
Series 2003-C1, Class L*	5.08		01/12/37	1,200		605,477
Series 2004-C2, Class A3	5.21	†	05/15/41	5,000	@	5,042,590
Series 2005-LDP5, Class J*	5.33	†	12/15/44	4,500	@	3,136,450
Series 2004-PNC1, Class A4	5.37	†	06/12/41	5,000	@	5,057,130
Series 2007-LD11, Class K*	5.82	†	06/15/49	5,499		2,072,414
Series 1999-C7, Class F*	6.00		10/15/35	6,000	@	5,961,936

						24,566,793

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G*	5.16	†	02/15/40	4,286		3,379,605
Series 2002-C2, Class V**	5.68		07/15/35	0		0
Series 2002-C2, Class M*	5.68		07/15/35	900		490,607

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 2002-C2, Class N*	5.68%		07/15/35	$1,450		$766,310
Series 2001-C7, Class L*	5.87		11/15/33	3,299		2,636,845

						7,273,367

LNR CDO Ltd.
Series 2007-1A, Class F*	4.34	†	12/26/49	3,750		300,000
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J*	5.70		07/12/34	2,295		1,782,150
Morgan Stanley Cap I, Inc.
Series 2005-HQ6, Class A4A	4.99		08/13/42	12,000	@	11,746,728
Series 2006-IQ11, Class J*	5.53		10/15/42	811		189,564
Series 2006-IQ11, Class K*	5.53		10/15/42	586		130,242
Series 2006-IQ11, Class L*	5.53		10/15/42	660		137,641
Series 2005-HQ6, Class J*	5.60	†	08/13/42	5,000		3,617,880

						15,822,055

PNC Corp. Center B Note(d),(f)	8.85		03/11/17	2,350		1,941,899
Sheffield Bldg. Mezzanine Loan(d),(f)	14.75		10/01/12	5,430		5,399,456
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J*	4.70		04/15/42	1,248		555,907
Series 2005-C18, Class K*	4.70		04/15/42	1,665		706,326
Series 2005-C18, Class L*	4.70		04/15/42	797		321,094
Series 2005-C18, Class M*	4.70		04/15/42	532		205,268
Series 2005-C18, Class N*	4.70		04/15/42	648		228,197
Series 2002-C2, Class L*	4.94		11/15/34	1,833		1,369,148
Series 2002-C2, Class M*	4.94		11/15/34	1,072		716,299
Series 2002-C2, Class N*	4.94		11/15/34	938		549,441
Series 2002-C2, Class O*	4.94		11/15/34	755		403,727
Series 2002-C2, Class P*,(f)	4.94		11/15/34	10,044		3,393,866
Series 2006-C29, Class K*	5.07		11/15/48	1,399		484,853
Series 2006-C29, Class L*	5.07		11/15/48	932		307,494
Series 2006-C29, Class M*	5.07		11/15/48	887		266,056
Series 2006-C29, Class N*	5.07		11/15/48	1,145		327,981
Series 2006-C29, Class O*	5.07		11/15/48	2,464		645,674
Series 2006-C29, Class P*	5.07		11/15/48	2,507		629,297
Series 2006-C29, Class Q*	5.07		11/15/48	11,284		2,266,312
Series 2007-C31, Class L*	5.13		04/15/47	3,380		1,007,352
Series 2007-C31, Class M*	5.13		04/15/47	729		207,347
Series 2007-C31, Class N*	5.13		04/15/47	2,840		771,756
Series 2007-C31, Class O*	5.13		04/15/47	1,645		367,149
Series 2007-C31, Class P*	5.13		04/15/47	1,654		344,035
Series 2007-C31, Class Q*	5.13		04/15/47	1,654		319,334
Series 2007-C31, Class S*	5.13		04/15/47	940		169,396
Series 2007-C31, Class T*	5.13		04/15/47	1,890		340,593
Series 2007-C31, Class U*	5.13		04/15/47	7,569		1,363,495

						18,267,397

Total Other Commercial Mortgage Backed Securities (Cost — $238,546,471)						157,499,948

Total Commercial Mortgage Backed Securities (Cost — $238,546,471)						157,499,948

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 8.4%
Subordinated Collateralized Mortgage Obligations - 8.4%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00		03/25/18	247		230,744
Series 2003-4, Class B5	5.00		03/25/18	124		106,021
Series 2003-4, Class B6	5.00		03/25/18	248		3,098
Series 2003-5, Class B4	5.36		04/25/33	475		345,860
Series 2003-5, Class B5	5.36		04/25/33	317		137,304

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Series 2003-5, Class B6	5.36%		04/25/33	$476	$6,376

					829,403

First Horizon Mortgage Trust
Series 2005-FA9, Class B4	5.50		12/25/35	1,051	78,853
Series 2005-FA9, Class B5	5.50		12/25/35	1,582	79,098
Series 2005-FA9, Class B6	5.50		12/25/35	909	27,279

					185,230

G3 Mortgage Reinsurance Ltd.
Series 1, Class EH*	22.90	†	05/25/08	2,283	2,282,998
Harborview Mortgage Loan Trust
Series 2005-1, Class B4*,(b)	4.55	†	03/19/35	892	412,520
Series 2005-1, Class B5*,(b)	4.55	†	03/19/35	1,300	156,015
Series 2005-1, Class B6*,(b)	4.55	†	03/19/35	1,296	90,719
Series 2005-14, Class B4*	5.67	†	12/19/35	3,340	501,043

					1,160,297

Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00		04/25/18	151	138,727
Series 2003-S6, Class B2	5.00		04/25/18	75	58,939
Series 2003-S6, Class B3	5.00		04/25/18	151	37,662
Series 2005-S9, Class B1*	5.75		12/25/35	893	345,946
Series 2005-S9, Class B2*	5.75		12/25/35	537	126,271
Series 2005-S9, Class B3*	5.75		12/25/35	751	150,284

					857,829

Resix Financial Ltd.
Series 2004-A, Class B8*	7.72	†	02/10/36	818	582,486
Series 2005-A, Class B9*	8.47	†	03/10/37	1,310	747,222
Series 2005-D, Class B9*	10.72	†	12/15/37	2,858	1,252,908
Series 2005-A, Class B10*	11.22	†	03/10/37	1,022	575,012
Series 2005-D, Class B10*	12.22	†	12/15/37	1,429	542,942
Series 2005-D, Class B11*	14.22	†	12/15/37	1,905	706,953
Series 2004-A, Class B11*	17.22	†	02/10/36	935	750,914

					5,158,437

Washington Mutual
Series 2005-AR2, Class B11(b)	4.10	†	01/25/45	3,655	438,565
Series 2005-AR2, Class B12(b)	4.10	†	01/25/45	2,449	171,408
Series 2003-S3, Class CB5	5.42		06/25/33	1,066	596,940
Series 2003-S3, Class CB6	5.42		06/25/33	1,066	346,528

					1,553,441

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class B6	4.56	†	04/25/35	1,101	143,116
Series 2006-14, Class B4*	6.00		11/25/36	1,235	185,228
Series 2006-15, Class B5*	6.00		11/25/36	1,852	185,228
Series 2006-15, Class B6*	6.00		11/25/36	1,972	315,478

					829,050

Total Subordinated Collateralized Mortgage Obligations (Cost — $31,351,528)					12,856,685

Total Non-Agency Residential Mortgage Backed Securities (Cost — $31,351,528)					12,856,685

		Value
	Shares	(Note 2)

Preferred Stock - 0.6%
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)* (Cost $949,519)	37,154	928,850

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS - 6.3%
Federal Home Loan Bank Discount Notes(e)	0.00%	05/02/08	$9,000	$8,999,525
United States Treasury Bill#,(e)	0.00	06/19/08	625	623,947

Total Short Term Investments (Cost — $9,621,803)				9,623,472

Total Investments - 120.3% (Cost — $287,897,872)				183,776,115
Liabilities in Excess of Other Assets — (20.3)%				(31,051,685)

NET ASSETS - 100.0%				$152,724,430

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
†	—	Variable Rate Security — Interest Rate is in effect as of April 30, 2008.
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	—	Investments in loans receivable.
(e)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
(f)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of April 30, 2008, the total value of all such securities was $11,560,817 or 7.60% of net assets.
#	—	Portion or entire principal amount held as collateral for open future contracts.
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
April 30, 2008
Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on the loans receivable is accrued based upon the principal amount outstanding.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the Investment Company Act of 1940 Act, as amended, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
As of April 30, 2008, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$ 9,835,000	Greenwich Capital, 3.63%, dated 4/25/08, maturity date 5/27/08	$9,866,734
3,960.000	JP Morgan, 3.45%, dated 4/25/08, maturity date 5/27/08	3,972,144
3,929,000	JP Morgan, 3.45%, dated 4/25/08, maturity date 5/27/08	3,941,049
4,649,000	JP Morgan, 3.65%, dated 4/25/08, maturity date 5/27/08	4,664,083
1,684,000	JP Morgan, 3.80%, dated 4/25/08, maturity date 5/27/08	1,689,688
7,509,933	Morgan Stanley, 3.39%, dated 4/28/08, maturity date 5/28/08	7,531,125

$31,566,933

	Maturity Amount, Including Interest Payable	$31,664,823

	Market Value of Assets Sold Under Agreements	$42,337,850

	Weighted Average Interest Rate	3.54%

HYPERION BROOKFIELD INCOME FUND, INC.
April 30, 2008
The average daily balance of reverse repurchase agreements outstanding during the three months ended April 30, 2008, was approximately $47,091,059 at a weighted average interest rate of 4.09%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $68,582,838 as of February 6, 2008, which was 31.90% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR’’). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of April 30, 2008, the following swap agreements were outstanding:

Notional	Expiration		Net Unrealized
Amount	Date	Description	Depreciation
$5,000,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	$(3,177,539)
6,000,000	04/15/42	Agreement with Morgan Stanley, dated 11/02/05 to receive monthly the notional amount multiplied by 2.15% and to pay in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2005-C18J.	(1,523,996)

			$(4,701,535)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

HYPERION BROOKFIELD INCOME FUND, INC.
April 30, 2008
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of April 30, 2008, the Fund had the following short futures contracts outstanding:
Short:

Notional		Expiration	Cost at	Value at	Unrealized
Amount	Type	Date	Trade Date	April 30, 2008	Depreciation
$3,900,000	10 Yr. U.S.	June 2008	$4,495,430	$4,516,688	$(21,258)
	Treasury Note
New Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund has not completed it evaluation of the impact of the adoption of SFAS No. 157 and the impact on the amounts reported in the financial statements.

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ Clifford E. Lai Clifford E. Lai
Principal Executive Officer
Date: June 16, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai Clifford E. Lai
Principal Executive Officer
Date: June 16, 2008

By:	/s/ Thomas F. Doodian Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: June 16, 2008